RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 11:-	RELATED PARTY BALANCES AND TRANSACTIONS

Balances with related parties consisted of the following:

	December 31
	2010	2011
Accrued expenses and other current liabilities:
Accrued interest on convertible loan (See Note 7)	$278	$338
Other accrued expenses (*)	51	150

	$329	$488

Transactions with related parties consisted of the following:

	Year ended December 31,
	2009	2010	2011

General and administrative (*)	$50	$50	$114
Financial expenses, net	205	60	60

Total costs and expenses	$255	$110	$174

(*)	Mainly as a result of management fees.